Trade and other payables (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Current liabilities
Trade payables	€ 433.3	€ 413.2
Accruals and deferred income	126.4	120.4
Current trade payables, relating to trade terms	63.4	93.8
Social security and other taxes	25.0	24.6
Other payables	18.3	20.3
Financial payables	26.1	19.7
Bank overdrafts	2.9	0.0
Total current trade and other payables	695.4	692.0
Non-current liabilities
Accruals and deferred income	1.1	1.8
Total non-current trade and other payables	1.1	1.8
Total trade and other payables	€ 696.5	€ 693.8